Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income and expenses [Abstract]
Capital gain	$ 12	$ 841	$ 54
Reversal of Impairment of fixed assets	10	0	0
Reversal of provision for legal claims	7	0	0
Past service cost	5	7	0
Retroactive electricity charges	0	0	6
Insurance compensation	0	0	30
Other	6	11	19
Other income recorded in the income statements	40	859	109
Provision For Legal Claims	14	31	31
Impairment of fixed assets	0	19	32
Provision for historical waste removal and site closure costs	7	18	0
Provision for early retirement and dismissal of employees	5	7	20
Environment related provisions	0	1	7
Other	4	8	0
Other expenses recorded in the income statements	$ 30	$ 84	$ 90